RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

a) Related parties

The direct controlling shareholder

Bain Capital Education IV

Entities controlled by the ultimate holding company

Lionbridge Limited (“Lionbridge”)

Bain Capital Advisors (China) Ltd. (“Bain Advisors”)

An Entity controlled by a shareholder

Beijing Mai Rui Technology Co., Ltd. (“Mai Rui”)

b) During the years ended December 31, 2016, 2017 and 2018, the Group had the following related party transactions:

			For the year ended December 31,
	Notes		2016	2017	2018	2018
			RMB	RMB	RMB	US$
Loan to a related party:
Lionbridge	(i	)	280,000	150,000	150,000	21,817
Services received from related parties:
Mai Rui	(ii	)	278	—	—	—
Bain Advisors	(iii	)	6,200	38,537	—	—

(i)

The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB280,000, RMB150,000 and RMB150,000 (US$21,817) to Lionbridge during the years ended December 31, 2016, 2017 and 2018, respectively, with details set forth below:

Year ended December 31, 2016
Loan granted	Principal	Interest Rate	Period
Loan 1	200,000	9%	March 30, 2016 to November 30, 2016
Loan 2	30,000	5%	July 8, 2016 to December 8, 2016
Loan 3	50,000	6%	July 8, 2016 to December 8, 2016

Year ended December 31, 2017
Loan granted	Principal	Interest Rate	Period
Loan 1	100,000	7%	February 24, 2017 to November 30, 2017
Loan 2	50,000	7%	March 20, 2017 to November 30, 2017

Year ended December 31, 2018
Loan granted	Principal	Interest Rate	Period
Loan 1	150,000	7%	March 1, 2018 to November 30, 2018

As of December 31, 2017 and 2018, respectively, the above loans were fully repaid. Interest income of RMB12,712, RMB7,457 and RMB7,539 (US$1,097) from the above loans were recorded as interest income during the years ended December 31, 2016, 2017 and 2018, respectively.

(ii)	During the years ended December 31, 2016, 2017 and 2018, the Group paid course development fees of RMB278, RMB nil and RMB nil, respectively, to Mai Rui.

(iii)

During the years ended December 31, 2016, 2017 and 2018, the Group accrued consulting fees of RMB6,200, RMB38,537 and nil, respectively, to Bain Advisors, an affiliate of the Group’s majority shareholder, which included a lump sum consulting termination fee of RMB33,887 to Bain Advisors as a result of the IPO for the year ended December 31, 2017. (note 12 c) (2).

(iv)	On November 1, 2017, the Group acquired Edge Business from a seller in which a managing director of Bain Capital is a director and minority shareholder.

c) The balances between the Group and its related parties as of December 31, 2017 and 2018 are listed below:

(1) Amounts due from a related party

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Bain Capital Education IV	6,604	190	28

The balance consists of amount due from the Company’s direct controlling shareholder in the ordinary course of business.

(2) Amounts due to a related party

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Bain Advisors	20,000	—	—